Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Details 3Abstract
Current	$ (683,830)	$ (1,102,701)
Deferred	85,654
Income tax expense	$ (598,176)	$ (1,102,701)